UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                               TITLE OF   CUSIP       VALUE       SHARES     SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS                (x$1000)      PRN  AMT   PRN CALL   DSCRETN    MANAGERS  SOLE     SHARED   NONE
--------------------------------------------------------------- -------------------------------------------------------------------
AETERNA ZENTARIS INC           COM        007975204      1,645        322538     SH        SOLE        N/A    322,538
ALEXION PHARMACEUTICALS INC    COM        015351109      4,413        217946     SH        SOLE        N/A    217,946
ALFACELL CORP                  COM        015404106         91         48122     SH        SOLE        N/A     48,122
ANTIGENICS INC DEL             COM        037032109      2,460        516783     SH        SOLE        N/A    516,783
ATHEROGENICS INC               COM        047439104        808         40361     SH        SOLE        N/A     40,361
AXCAN PHARMA INC               COM        054923107      2,684        177257     SH        SOLE        N/A    177,257
BIOENVISION INC                COM        09059N100        819        125393     SH        SOLE        N/A    125,393
BIOGEN IDEC INC                COM        09062X103      2,645         58410     SH        SOLE        N/A     58,410
COLEY PHARMACEUTICAL GROUP     COM        19388P106     14,262        940750     SH        SOLE        N/A    940,750
CRITICAL THERAPEUTICS INC      COM        22674T105      1,050        146241     SH        SOLE        N/A    146,241
DENDREON CORP                  COM        24823Q107      8,822       1627633     SH        SOLE        N/A  1,627,633
DISCOVERY LABORATORIES INC     COM        254668106      2,937        439707     SH        SOLE        N/A    439,707
ELAN CORP PLC-ADR              ADR        284131208        917         65810     SH        SOLE        N/A     65,810
EMISPHERE TECHNOLOGIES INC     COM        291345106      5,470       1260415     SH        SOLE        N/A  1,260,415
ENCYSIVE PHARMACEUTICALS INC   COM        29256X107        428         54248     SH        SOLE        N/A     54,248
FORBES MEDI-TECH INC           COM        344907100        172         97425     SH        SOLE        N/A     97,425
HUMAN GENOME SCIENCES INC      COM        444903108        514         60098     SH        SOLE        N/A     60,098
ICOS CORP                      COM        449295104      1,305         47227     SH        SOLE        N/A     47,227
MOMENTA PHARMACEUTICALS INC    COM        60877T100      6,432        291840     SH        SOLE        N/A    291,840
NEKTAR THERAPEUTICS            COM        640268108      6,440        391275     SH        SOLE        N/A    391,275
NEUROBIOLOGICAL TECHNOLOGIES   COM        64124W106        990        275830     SH        SOLE        N/A    275,830
NEUROCHEM INC                  COM        64125K101      5,014        352606     SH        SOLE        N/A    352,606
OSI PHARMACEUTICALS INC        COM        671040103      5,324        189871     SH        SOLE        N/A    189,871
SPECTRUM PHARMACEUTICALS INC   COM        84763A108      1,469        347224     SH        SOLE        N/A    347,224
TELIK INC                      COM        87959M109      3,503        206152     SH        SOLE        N/A    206,152
VASOGEN INC                    COM        92232F103      1,274        621451     SH        SOLE        N/A    621,451
VION PHARMACEUTICALS INC       COM        927624106      1,089        660035     SH        SOLE        N/A    660,035

                                          27               82,977

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         27
Form 13F Information Table Value Total:         82,977
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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